Property, plant and equipment - Schedule of movement in Property, Plant and Equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment
Property, plant and equipment at beginning of period	€ 2,015	€ 1,924
Property, plant and equipment at end of period	1,951	2,015
Gross carrying amount
Property, plant and equipment
Property, plant and equipment at beginning of period	5,246	4,879
Additions	462	582
Reclassifications	0	0
Disposals and retirements	(463)	(241)
Translation differences	(97)	26
Property, plant and equipment at end of period	5,148	5,246
Accumulated depreciation, amortisation and impairment
Property, plant and equipment
Property, plant and equipment at beginning of period	(3,231)	(2,955)
Disposals and retirements	412	231
Translation differences	70	(12)
Depreciation	(448)	(450)
Impairment charges		(45)
Property, plant and equipment at end of period	(3,197)	(3,231)
Land, buildings, constructions and vessels
Property, plant and equipment
Property, plant and equipment at beginning of period	834	733
Property, plant and equipment at end of period	865	834
Land, buildings, constructions and vessels | Gross carrying amount
Property, plant and equipment
Property, plant and equipment at beginning of period	1,409	1,228
Additions	33	55
Reclassifications	107	160
Disposals and retirements	(88)	(49)
Translation differences	(27)	15
Property, plant and equipment at end of period	1,434	1,409
Land, buildings, constructions and vessels | Accumulated depreciation, amortisation and impairment
Property, plant and equipment
Property, plant and equipment at beginning of period	(575)	(495)
Disposals and retirements	79	46
Translation differences	17	(6)
Depreciation	(90)	(87)
Impairment charges		(33)
Property, plant and equipment at end of period	(569)	(575)
Machinery, equipment and other
Property, plant and equipment
Property, plant and equipment at beginning of period	933	911
Property, plant and equipment at end of period	919	933
Machinery, equipment and other | Gross carrying amount
Property, plant and equipment
Property, plant and equipment at beginning of period	3,589	3,371
Additions	314	361
Reclassifications	85	40
Disposals and retirements	(374)	(191)
Translation differences	(67)	8
Property, plant and equipment at end of period	3,547	3,589
Machinery, equipment and other | Accumulated depreciation, amortisation and impairment
Property, plant and equipment
Property, plant and equipment at beginning of period	(2,656)	(2,460)
Disposals and retirements	333	185
Translation differences	53	(6)
Depreciation	(358)	(363)
Impairment charges		(12)
Property, plant and equipment at end of period	(2,628)	(2,656)
Assets under construction
Property, plant and equipment
Property, plant and equipment at beginning of period	248	280
Property, plant and equipment at end of period	167	248
Assets under construction | Gross carrying amount
Property, plant and equipment
Property, plant and equipment at beginning of period	248	280
Additions	115	166
Reclassifications	(192)	(200)
Disposals and retirements	(1)	(1)
Translation differences	(3)	3
Property, plant and equipment at end of period	167	248
Assets under construction | Accumulated depreciation, amortisation and impairment
Property, plant and equipment
Property, plant and equipment at beginning of period	0	0
Disposals and retirements	0	0
Translation differences	0	0
Depreciation	0	0
Impairment charges		0
Property, plant and equipment at end of period	€ 0	€ 0